RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT	RESEARCH AND DEVELOPMENT
Included in Research and development are costs related to product development and quality assurance programs. Quality assurance are the costs incurred to meet evolving customer and regulatory standards. Research and development costs for the years 2021, 2020 and 2019 consists of:

(in millions)	2021	2020	2019
Product related research and development	$440	$420	$434
Quality assurance	25	32	37
Research and development	$465	$452	$471